Fair Value Of Financial Instruments (Quantitative Information related To The Significant Unobservable Inputs Utilized In Company's Level 3 Recurring Fair Value Measurements) (Details)	12 Months Ended
Dec. 31, 2016
Market Comparable Companies [Member] | Corporate Equity Securities [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Tangible book value multiple, weighted average	1.95
Market Comparable Companies [Member] | Corporate Equity Securities [Member] | Minimum [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Tangible book value multiple range	1.41
Market Comparable Companies [Member] | Corporate Equity Securities [Member] | Maximum [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Tangible book value multiple range	2.28
Discounted Cash Flow [Member] | Auction Rate Equity Securities [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Workout period range, low end	1 year
Workout period range, high end	3 years
Discount rate, weighted average	6.50%
Weighted average workout period	2 years 6 months
Discounted Cash Flow [Member] | Auction Rate Equity Securities [Member] | Minimum [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Discount rate range	2.00%
Discounted Cash Flow [Member] | Auction Rate Equity Securities [Member] | Maximum [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Discount rate range	12.60%
Discounted Cash Flow [Member] | Auction Rate Municipal Securities [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Workout period range, low end	1 year
Workout period range, high end	4 years
Discount rate, weighted average	4.90%
Weighted average workout period	1 year 10 months 24 days
Discounted Cash Flow [Member] | Auction Rate Municipal Securities [Member] | Minimum [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Discount rate range	2.20%
Discounted Cash Flow [Member] | Auction Rate Municipal Securities [Member] | Maximum [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Discount rate range	10.60%